Other gains(losses) - net (Tables)	12 Months Ended
Dec. 31, 2022
Other gains/(losses) - net [abstract]
Other gains(losses) - net

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net (losses) / gains on disposal of property, plant and equipment and other long-term assets	(1,212)	48,671	(26,767)
Gains from structured deposits (note a)	114,283	97,921	11,124
Net losses on foreign exchange option contracts	(376)	(151)	—
Net gains on foreign exchange forward contracts	—	—	7,583
Net gains/(losses) on commodity swaps contracts not qualified for hedging accounting	—	18,997	(35,434)
Losses from disposal of a subsidiary	—	—	—
Impairment losses for investment in an associate	—	(28,392)	—
Net foreign exchange gains / (losses)	12,248	(1,861)	21,969
Losses on sale of FVOCI	(9,513)	(4,685)	(3,148)
Gains from entrusted loan receivables	—	—	2,704
Net losses on disposal of inventories	—	(19)	(819)

	115,430	130,481	(22,788)